Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Automobile Components - 3.5%
Adient PLC (a)	1,127,200	$14,495,792
Lear Corp.	134,100	11,830,302
		26,326,094

Banks - 10.3%
Associated Banc-Corp.	335,700	7,563,321
Bank of NT Butterfield & Son Ltd.	378,100	14,715,652
First Hawaiian, Inc.	1,039,200	25,398,048
Popular, Inc.	287,200	26,528,664
Synovus Financial Corp.	63,300	2,958,642
WaFd, Inc.	40,098	1,146,001
		78,310,328

Capital Markets - 2.4%
Perella Weinberg Partners	90,200	1,659,680
Stifel Financial Corp.	174,100	16,410,666
		18,070,346

Chemicals - 5.8%
Ecovyst, Inc. (a)	3,958,300	24,541,460
Olin Corp.	800,700	19,408,968
		43,950,428

Commercial Services & Supplies - 1.5%
Brink's Co.	91,600	7,892,256
MillerKnoll, Inc.	82,000	1,569,480
Quad/Graphics, Inc.	408,500	2,226,325
		11,688,061

Communications Equipment - 8.3%
F5, Inc. (a)	235,100	62,600,077
Telefonaktiebolaget LM Ericsson - ADR	79,200	614,592
		63,214,669

Construction & Engineering - 2.1%
Fluor Corp. (a)	440,600	15,782,292

Consumer Finance - 2.8%
SLM Corp.	724,500	21,278,565

Electric Utilities - 1.9%
OGE Energy Corp.	317,400	14,587,704

Electrical Equipment - 0.5%
NEXTracker, Inc. - Class A (a)	89,000	3,750,460

Electronic Equipment, Instruments & Components - 7.0%
Arrow Electronics, Inc. (a)	77,500	8,046,825
Avnet, Inc.	785,500	37,774,695
Belden, Inc.	78,570	7,876,643
		53,698,163

Energy Equipment & Services - 4.9%
Expro Group Holdings NV (a)	357,982	3,558,341
NOV, Inc.	2,218,600	33,767,092
		37,325,433

Financial Services - 2.8%
Euronet Worldwide, Inc. (a)	39,200	4,188,520
WEX, Inc. (a)(b)	111,500	17,507,730
		21,696,250

Ground Transportation - 3.0%
U-Haul Holding Co.	388,200	22,973,676

Health Care Equipment & Supplies - 3.4%
LivaNova PLC (a)	275,200	10,809,856
Solventum Corp. (a)	200,500	15,246,020
		26,055,876

Hotels, Restaurants & Leisure - 3.1%
International Game Technology PLC	238,000	3,869,880
Marriott Vacations Worldwide Corp.	306,100	19,663,864
		23,533,744

Insurance - 3.6%
CNO Financial Group, Inc.	123,600	5,147,940
Enstar Group Ltd. (a)	6,619	2,200,023
Global Indemnity Group LLC - Class A	316,036	10,887,440
Horace Mann Educators Corp.	208,500	8,909,205
		27,144,608

IT Services - 1.5%
ASGN, Inc. (a)	182,300	11,488,546

Machinery - 5.2%
AGCO Corp.	20,400	1,888,428
Atmus Filtration Technologies, Inc.	132,000	4,848,360
Greenbrier Cos., Inc.	134,400	6,883,968
Miller Industries, Inc./TN	128,310	5,436,495
Timken Co.	286,300	20,576,381
		39,633,632

Media - 5.8%
National CineMedia, Inc.	1,968,100	11,493,704
Stagwell, Inc. (a)	5,467,200	33,076,560
		44,570,264

Multi-Utilities - 1.8%
Avista Corp.	226,600	9,487,742
Black Hills Corp.	71,800	4,354,670
		13,842,412

Oil, Gas & Consumable Fuels - 5.4%
APA Corp.	435,608	9,156,480
Baytex Energy Corp.	1,739,786	3,879,723
Crescent Energy Co. - Class A	155,400	1,746,696
Kosmos Energy Ltd. (a)	4,371,200	9,966,336
Murphy Oil Corp.	441,900	12,549,960
NextDecade Corp. (a)	449,300	3,495,554
		40,794,749

Personal Care Products - 0.2%
Herbalife Ltd. (a)	144,900	1,250,487

Pharmaceuticals - 0.6%
SIGA Technologies, Inc. (a)	770,500	4,222,340

Professional Services - 2.1%
Hudson Global, Inc. (a)(c)	146,412	1,562,216
Korn Ferry	40,200	2,726,766
ManpowerGroup, Inc.	202,700	11,732,276
		16,021,258

Real Estate Management & Development - 3.9%
Jones Lang LaSalle, Inc. (a)	111,200	27,567,592
RMR Group, Inc. - Class A	119,100	1,983,015
		29,550,607

Specialty Retail - 3.5%
Lithia Motors, Inc.	38,700	11,359,998
ODP Corp. (a)	362,480	5,194,338
Sonic Automotive, Inc. - Class A	184,500	10,509,120
		27,063,456

Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. - Class A	137,100	7,322,511
TOTAL COMMON STOCKS (Cost $743,427,337)		745,146,959

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%	Shares	Value
Real Estate Management & Development - 0.4%
Seritage Growth Properties - Class A (a)	1,030,110	3,327,255
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $14,659,799)		3,327,255

SHORT-TERM INVESTMENTS - 3.5%		Value
Investments Purchased with Proceeds from Securities Lending - 1.7%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (d)	13,180,013	13,180,013

Time Deposits - 1.8%	Par
Citigroup, Inc., 3.68%, 04/01/2025 (e)	13,292,856	13,292,856
		13,292,856
TOTAL SHORT-TERM INVESTMENTS (Cost $26,472,869)		26,472,869

TOTAL INVESTMENTS - 101.8% (Cost $784,560,005)		774,947,083
Liabilities in Excess of Other Assets - (1.8)%		(13,369,369)
TOTAL NET ASSETS - 100.0%		$761,577,714
two		–%
Percentages are stated as a percent of net assets.		–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $12,913,488 which represented 1.7% of net assets.
(c)
Affiliated security as defined by the Investment Company Act of 1940. A schedule of the Fund’s investments in securities of affiliated issuers held during the nine months ended March 31, 2025, is set forth below:

						Net Change in
						Unrealized
		Value at			Net Realized	Appreciation/	Value at		Shares Held at
	Issuer Name	June 30, 2024	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2025	Dividends	March 31, 2025
	Hudson Global, Inc.	$2,449,310	$-	$(11,775)	$(184,965)	$(690,354)	$1,562,216	$-	$146,412
+	Stagwell, Inc.	37,676,408	552,291	(1,057,192)	53,417	(4,148,364)	33,076,560	-	5,467,200
		$40,125,718	$552,291	$(1,068,967)	$(131,548)	$(4,838,718)	$34,638,776	$-

+	Issuer was not an affiliate as of June 30, 2024 or March 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$745,146,959	$–	$–	$745,146,959
Real Estate Investment Trusts - Common	3,327,255	–	–	3,327,255
Investments Purchased with Proceeds from Securities Lending	13,180,013	–	–	13,180,013
Time Deposits	–	13,292,856	–	13,292,856
Total Investments	$761,654,227	$13,292,856	$–	$774,947,083

Refer to the Schedule of Investments for further disaggregation of investment categories.